Fair Value Measurements - Measurement Inputs (Details)	Dec. 31, 2020 $ / shares	Dec. 04, 2020 $ / shares
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Fair value of units (in dollars per share)	$ 9.71	$ 9.56
Risk-free interest rate
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Measurement input	0.0045	0.0053
Expected term (Years)
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Measurement input	5.0	5.0
Expected volatility
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Measurement input	0.280	0.230
Exercise price
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Measurement input	11.50	11.50